Finance Costs (Tables)	12 Months Ended
Feb. 28, 2023
Disclosure Of Finance Cost Text Block Abstract
Schedule of finance costs
	Year ended February 28
Figures in Rand thousands	2023	2022	2021

Lease liabilities	8,199	6,249	5,588
Term loans	797	4,317	2,711
Overdraft	291	794	870
Others	808	971	133
	10,095	12,331	9,302